Condensed Statements of Changes in Shareholders' Deficit (Parentheticals) - shares		12 Months Ended
	Dec. 29, 2025	Dec. 31, 2025
Stock Issued During Period, Shares, New Issues (in shares)	100
Archimedes Tech SPAC Partners II Co
Stock Issued During Period, Shares, New Issues (in shares)		8,400,000